ACQUISITION OF INDIEFLIX GROUP, INC. (Details Narrative)	1 Months Ended
Sep. 22, 2021 USD ($)
Acquisition Of Indieflix Group Inc.
Intangible assets acquired	$ 3,695,673
Useful life	10 years